Net Financial Expenses - Summary of Financial Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financial Expense [Abstract]
Interest on long-term debt	$ 2,402	$ 1,185
Interest and financing charges	432	448
Interest on lease liabilities	725	595
Amortization of finance costs	277	242
Interest accretion on balances of purchase payable	823	835
Interest income	(80)	(31)
Finance costs	$ 4,579	$ 3,274